                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08041
                                   ---------------------------------------------

                              Atlas Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       795 Davis Street, San Leandro, CA                       94577-6900
--------------------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

           Joseph M. O'Donnell, Secretary of the Atlas Insurance Trust
                  795 Davis Street, San Leandro, CA 94577-6900
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 933-2852
                                                     ---------------------------

Date of fiscal year end:  12/31/2003
                          ---------------------------

Date of reporting period: 12/31/2003
                          ---------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

  The annual report is for the period January 1, 2003 through December 31, 2003 is filed herewith.

[ATLAS(R) LOGO]

FROM THE OFFICE OF MARION O. SANDLER
CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER

Dear Atlas Policyholder:

Thank you for investing in Atlas Portfolio Builder. Just a year ago, with the economy and equity markets still in a slump, it would have been difficult to imagine that the Standard & Poor's 500 Index would be up more than 25% by the end of 2003. It was a similar story with interest rates. The historically low interest rates that prevailed early in 2003 led some investors to assume that rates would begin to rise during the year. Instead, the Federal Reserve reduced rates even further in 2003. All of this underscores the unpredictability of the market and the value of having a long-term investing strategy that is based on helping you reach your goals no matter what happens in the short term.

ATLAS BALANCED GROWTH IN 2003.

Atlas Balanced Growth's performance in 2003 reflected the overall market upswing experienced during the year. The portfolio generated a total annual return of 22.37% for the year, and average annual total returns of 3.36% and 4.45%, respectively, for the 5-year and since-inception periods ended December 31, 2003.(1)

As a "fund of funds," Balanced Growth can invest in as many as 12 Atlas stock, bond, and money market funds. The portfolio seeks long-term growth of capital and moderate current income, and strives to maintain a stock, bond, and cash allocation of approximately 60%, 30%, and 10%, respectively. These proportions may be adjusted in response to market conditions and were, in fact, 65% stocks, 28% bonds, and 7% cash as of December 31, 2003, reflecting the upturn in the stock market. At the end of the year, the Atlas Balanced Growth Portfolio was invested in the underlying Atlas Funds as follows:

                                                                        % OF
ATLAS FUNDS                                                          INVESTMENTS
-----------                                                          -----------
Growth Opportunities                                                       16.9%
Global Growth                                                              16.4
Strategic Income                                                           15.0
Emerging Growth                                                            13.8
Strategic Growth                                                           11.4
Value                                                                      10.1
American Enterprise Bond                                                    8.9
U.S. Government and Mortgage Securities                                     4.5
Money Market                                                                2.9
S&P 500 Index                                                               0.1
Balanced                                                                    0.0
U.S. Treasury Money                                                         0.0
                                                                          -----
                                                                          100.0%
                                                                          =====

(1) PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns do not include surrender or insurance charges for the variable annuity, but do include fund operating expenses. A portion of this portfolio's expenses were waived. In the absence of this waiver, the portfolio's returns would have been lower. The inception date for the Atlas Balanced Growth Portfolio was September 30, 1997.

THE ANNUITIES YOU WANT FROM THE PEOPLE YOU TRUST.(R)

Changing market conditions represent an ideal time to review your portfolio to assess whether your investment strategy is on track to help you reach your goals. For assistance, please do not hesitate to contact your Atlas Representative. Simply call 1-800-933-ATLAS (1-800-933-2852) to schedule an appointment. Or visit our web site www.atlasannuities.com for more information.

As a sister company of World Savings and a subsidiary of the $80 billion-strong Golden West Financial Corporation, Atlas Securities, Inc. -- a registered broker-dealer -- is dedicated to giving you the quality products and services you've come to expect from World. We appreciate the trust you've placed in us. In closing, please accept our best wishes for a prosperous 2004.

Sincerely,

/s/ Marion O. Sandler

Marion O. Sandler
Chairman of the Board and Chief Executive Officer


Please carefully consider investment objectives, risks, charges, and expenses, including the base 1.4% annual insurance charge, before investing. For this and other information about the Atlas Portfolio Builder Variable Annuity and its underlying investments, please call 1-800-933-2852 or see your Atlas Representative for a prospectus. Please read it carefully before you invest. DISTRIBUTED BY ATLAS SECURITIES, INC.

     NOT FDIC INSURED - NOT A DEPOSIT - NO BANK GUARANTEE - MAY LOSE VALUE
                 - NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

ATLAS BALANCED GROWTH PORTFOLIO
PERFORMANCE COMPARED TO THE MARKET

AS ALWAYS, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The following chart compares the growth of a hypothetical $10,000 investment in the Atlas Balanced Growth Portfolio to two indices that are representative of the markets in which the portfolio invests. These indices may differ materially from the underlying funds in the Balanced Growth Portfolio, and are unmanaged, do not include management expenses, and cannot be invested in directly. All returns reflect the reinvestment of dividends and capital gains. It does not reflect either insurance company or surrender charges imposed in connection with the variable annuity.

[CHART]

                            ATLAS BALANCED           STANDARD & POOR'S            LEHMAN BROTHERS
                           GROWTH PORTFOLIO    COMPOSITE INDEX OF 500 STOCKS    AGGREGATE BOND INDEX
Sep-1997*                      $   10,000               $   10,000                   $   10,000
Oct-1997                       $    9,710               $    9,666                   $   10,145
Nov-1997                       $    9,810               $   10,114                   $   10,192
Dec-1997                       $    9,872               $   10,287                   $   10,295
Jan-1998                       $    9,957               $   10,401                   $   10,426
Feb-1998                       $   10,422               $   11,151                   $   10,418
Mar-1998                       $   10,772               $   11,721                   $   10,453
Apr-1998                       $   10,898               $   11,840                   $   10,508
May-1998                       $   10,750               $   11,636                   $   10,608
Jun-1998                       $   10,856               $   12,109                   $   10,698
Jul-1998                       $   10,729               $   11,980                   $   10,720
Aug-1998                       $    9,565               $   10,250                   $   10,895
Sep-1998                       $    9,840               $   10,907                   $   11,150
Oct-1998                       $   10,200               $   11,794                   $   11,091
Nov-1998                       $   10,592               $   12,509                   $   11,154
Dec-1998                       $   11,126               $   13,229                   $   11,188
Jan-1999                       $   11,343               $   13,782                   $   11,267
Feb-1999                       $   11,039               $   13,354                   $   11,070
Mar-1999                       $   11,386               $   13,888                   $   11,131
Apr-1999                       $   11,614               $   14,425                   $   11,166
May-1999                       $   11,451               $   14,085                   $   11,068
Jun-1999                       $   11,907               $   14,867                   $   11,033
Jul-1999                       $   11,852               $   14,403                   $   10,985
Aug-1999                       $   11,711               $   14,332                   $   10,980
Sep-1999                       $   11,625               $   13,939                   $   11,107
Oct-1999                       $   12,026               $   14,822                   $   11,148
Nov-1999                       $   12,991               $   15,123                   $   11,147
Dec-1999                       $   14,398               $   16,013                   $   11,094
Jan-2000                       $   14,373               $   15,210                   $   11,057
Feb-2000                       $   15,865               $   14,922                   $   11,191
Mar-2000                       $   15,877               $   16,382                   $   11,338
Apr-2000                       $   14,977               $   15,888                   $   11,306
May-2000                       $   14,348               $   15,563                   $   11,300
Jun-2000                       $   15,335               $   15,947                   $   11,535
Jul-2000                       $   15,261               $   15,698                   $   11,640
Aug-2000                       $   16,185               $   16,673                   $   11,809
Sep-2000                       $   15,606               $   15,793                   $   11,883
Oct-2000                       $   14,854               $   15,727                   $   11,961
Nov-2000                       $   13,362               $   14,487                   $   12,158
Dec-2000                       $   13,961               $   14,558                   $   12,384
Jan-2001                       $   14,497               $   15,075                   $   12,587
Feb-2001                       $   13,321               $   13,702                   $   12,696
Mar-2001                       $   12,549               $   12,834                   $   12,760
Apr-2001                       $   13,098               $   13,830                   $   12,706
May-2001                       $   13,203               $   13,923                   $   12,783
Jun-2001                       $   13,177               $   13,585                   $   12,831
Jul-2001                       $   13,007               $   13,452                   $   13,119
Aug-2001                       $   12,510               $   12,611                   $   13,269
Sep-2001                       $   11,517               $   11,593                   $   13,425
Oct-2001                       $   12,026               $   11,815                   $   13,705
Nov-2001                       $   12,628               $   12,721                   $   13,516
Dec-2001                       $   12,825               $   12,833                   $   13,430
Jan-2002                       $   12,519               $   12,645                   $   13,538
Feb-2002                       $   12,134               $   12,401                   $   13,670
Mar-2002                       $   12,493               $   12,868                   $   13,443
Apr-2002                       $   12,187               $   12,088                   $   13,704
May-2002                       $   12,121               $   12,000                   $   13,820
Jun-2002                       $   11,510               $   11,145                   $   13,939
Jul-2002                       $   10,807               $   10,277                   $   14,108
Aug-2002                       $   10,886               $   10,344                   $   14,346
Sep-2002                       $   10,223               $    9,220                   $   14,578
Oct-2002                       $   10,634               $   10,031                   $   14,511
Nov-2002                       $   11,086               $   10,621                   $   14,507
Dec-2002                       $   10,727               $    9,997                   $   14,807
Jan-2003                       $   10,551               $    9,736                   $   14,821
Feb-2003                       $   10,349               $    9,590                   $   15,025
Mar-2003                       $   10,376               $    9,683                   $   15,013
Apr-2003                       $   10,903               $   10,480                   $   15,138
May-2003                       $   11,443               $   11,032                   $   15,419
Jun-2003                       $   11,538               $   11,173                   $   15,388
Jul-2003                       $   11,713               $   11,369                   $   14,871
Aug-2003                       $   11,970               $   11,591                   $   14,969
Sep-2003                       $   11,997               $   11,468                   $   15,366
Oct-2003                       $   12,483               $   12,116                   $   15,223
Nov-2003                       $   12,659               $   12,223                   $   15,259
Dec-2003                       $   13,127               $   12,863                   $   15,415

* Inception of operations of the Atlas Balanced Growth Portfolio.

ATLAS BALANCED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS                                        DECEMBER 31, 2003

INVESTMENTS: (99.71%)

   Investment in Atlas Funds, at identified cost                                                      $  15,677,613
                                                                                                      =============

                                                                                        PERCENT OF
                                                                             SHARES     NET ASSETS
                                                                            --------    ----------
   Investment in Atlas Funds: 99.71%

     Growth Opportunities Fund                                               134,732         16.81%   $   2,775,487
     Global Growth Fund                                                      150,668         16.33        2,695,457
     Strategic Income Fund                                                   541,416         14.92        2,463,444
     Emerging Growth Fund                                                    169,734         13.78        2,274,434
     Strategic Growth Fund                                                   161,485         11.42        1,884,531
     Value Fund                                                              171,614         10.08        1,664,653
     American Enterprise Bond Fund                                           145,700          8.84        1,458,453
     U.S. Government and Mortgage Securities Fund                             71,695          4.45          734,153
     Money Market Fund                                                       487,819          2.96          487,819
     S&P 500 Index Fund                                                        2,597           .12           19,633
                                                                                                      -------------
                                                                                                         16,458,064
                                                                                                      -------------

OTHER ASSETS AND LIABILITIES: (0.29%)

   Distributions receivable                                                                                  48,832
   Other assets                                                                                              84,027
   Liabilities                                                                                              (84,895)
                                                                                                      -------------
   Total other assets and liabilities                                                                        47,964
                                                                                                      -------------
NET ASSETS (100.0%)                                                                                   $  16,506,028
                                                                                                      =============

NET ASSETS CONSIST OF:

   Unrealized appreciation                                                                            $     780,451
   Accumulated net realized loss                                                                         (3,828,172)
   Undistributed net investment income                                                                          209
   Paid-in capital                                                                                       19,553,540
                                                                                                      -------------
NET ASSETS                                                                                            $  16,506,028
                                                                                                      =============

NET ASSET VALUE PER SHARE:

   Net assets                                                                                         $  16,506,028
   Beneficial interest shares outstanding (unlimited number of shares authorized)                         1,713,697
                                                                                                    ===============
   Net asset value per share                                                                          $        9.63
                                                                                                      =============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:

   Income:
     Distribution income from Atlas Funds                                                             $     220,694
     Interest                                                                                                    47
                                                                                                      -------------
   Total income                                                                                             220,741
                                                                                                      -------------
   Expenses:
     Management fees (Note 4)                                                                                37,270
     Administration service fees                                                                             37,269
     Accounting and legal fees                                                                               28,104
     Custodian fees and expenses                                                                             11,162
     Printing and postage                                                                                    10,265
     Transfer agency fees and expenses                                                                        6,031
     Trustees' fees                                                                                           1,311
     Other                                                                                                      402
                                                                                                      -------------
   Gross expenses                                                                                           131,814
     Waiver of management fees (Note 4)                                                                     (37,270)
     Expenses reimbursement (Note 4)                                                                        (20,005)
                                                                                                      -------------
   Net expenses                                                                                              74,539
                                                                                                      -------------
   Net investment income                                                                                    146,202
                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS):

   Realized loss on:
     Proceeds from sales                                                                                  6,936,672
     Cost of securities sold                                                                              7,453,118
                                                                                                      -------------
   Net realized loss                                                                                       (516,446)
                                                                                                      -------------
   Net change in unrealized appreciation (depreciation):
     Unrealized depreciation beginning of year                                                           (2,630,546)
     Unrealized appreciation end of year                                                                    780,451
                                                                                                      -------------
   Net change in unrealized appreciation                                                                  3,410,997
                                                                                                      -------------
   Net realized and unrealized gain                                                                       2,894,551
                                                                                                      -------------
   Net increase in net assets resulting from operations                                               $   3,040,753
                                                                                                      =============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        2003              2002
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:

     Net investment income                                                          $      146,202    $     258,420
     Net realized loss on investments                                                     (516,446)      (1,515,880)
     Net change in unrealized appreciation (depreciation) on investments                 3,410,997       (2,100,047)
                                                                                    --------------    -------------
     Net increase (decrease) in net assets resulting from operations                     3,040,753       (3,357,507)
                                                                                    --------------    -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

     Distributions from net investment income                                             (146,002)        (258,411)
     Distributions from net realized gain on investments                                        --               --
                                                                                    --------------    -------------
     Total distributions paid to shareholders                                             (146,002)        (258,411)
                                                                                    --------------    -------------

BENEFICIAL INTEREST SHARE TRANSACTIONS:(1)
     Proceeds from shares sold                                                             725,637          953,097
     Proceeds from shares issued in reinvestment of distributions                          146,002          258,411
     Cost of shares repurchased                                                         (2,177,623)      (3,289,357)
                                                                                    --------------    -------------
     Net decrease in net assets resulting from beneficial interest share
       transactions                                                                     (1,305,984)      (2,077,849)
                                                                                    --------------    -------------
     Net increase (decrease) in net assets                                               1,588,767       (5,693,767)

NET ASSETS:

     Beginning of year                                                                  14,917,261       20,611,028
                                                                                    --------------    -------------
     End of year                                                                    $   16,506,028    $  14,917,261
                                                                                    ==============    =============


(1) Shares Transactions:
     Sold                                                                                   82,838          105,926
     Issued in reinvestment of dividends                                                    15,161           32,546
     Redeemed                                                                             (263,779)        (392,846)
                                                                                    --------------    -------------
     Net decrease in shares outstanding                                                   (165,780)        (254,374)
                                                                                    ==============    =============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS  SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                     2003(1)     2002(1)     2001(1)     2000(1)     1999(1)
Net asset value, beginning of year                                 $     7.94   $    9.66   $   10.68   $   11.68   $   10.26
                                                                   ----------   ---------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:(2)
     Net investment income                                               0.09        0.14        0.15        0.48        1.34
     Net realized and unrealized gain (loss) on investments              1.69       (1.72)      (1.02)      (0.84)       1.68
                                                                   ----------   ---------   ---------   ---------   ---------
     Total income (loss) from investment operations                      1.78       (1.58)      (0.87)      (0.36)       3.02
                                                                   ----------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:

     From net investment income                                         (0.09)      (0.14)      (0.15)      (0.17)      (1.34)
     From net realized gains on investments                              0.00        0.00        0.00       (0.47)      (0.26)
                                                                   ----------   ---------   ---------   ---------   ---------
     Total distributions                                                (0.09)      (0.14)      (0.15)      (0.64)      (1.60)
                                                                   ----------   ---------   ---------   ---------   ---------
Net asset value, end of year                                       $     9.63   $    7.94   $    9.66   $   10.68   $   11.68
                                                                   ==========   =========   =========   =========   =========
Total return(3)                                                         22.37%     -16.36%      -8.14%      -3.03%      29.41%

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of year (000's)                               $   16,506   $  14,917   $  20,611   $  21,187   $  15,778
     Ratio of expenses to average net assets:(4)
       Before expense waivers and reimbursement                          0.88%       0.82%       0.76%       0.79%       0.95%
       After expense waivers and reimbursement                           0.50%       0.50%       0.50%       0.50%       0.50%
     Ratio of net investment income to average net assets                0.98%       1.46%       1.55%       3.92%      12.40%
     Portfolio turnover rate                                            37.26%      61.71%      57.33%      56.11%      64.47%

(1) For the year ended December 31.
(2) Per share information was calculated based on average shares.
(3) Total return assumes purchase at net asset value (without sales charge) at the beginning of each year.
(4) Does not include expenses of the investment companies in which the Fund invests.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ATLAS BALANCED GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies that fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among twelve diversified no load Atlas mutual funds, including the U.S. Treasury Money Fund, the Money Market Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the American Enterprise Bond Fund, the Balanced Fund, the Growth Opportunities Fund, the Value Fund, the S&P 500 Index Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "non-diversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

    a. INVESTMENT VALUATION: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the exchange is open.

    b. FEDERAL INCOME TAXES: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    c. SECURITY TRANSACTIONS: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

    d. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

         Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund, timing differences, and differing characterization of distributions made by a fund.

    e. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION/DEPRECIATION -- TAX BASIS

As of December 31, 2003, unrealized appreciation of investment securities for federal income tax purposes was $101,460 consisting of unrealized gains of $534,364 and unrealized losses of $432,904. Cost of securities for federal income tax purposes was $16,356,604.

3. PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2003, the Portfolio purchased $5,562,352 of investment securities and sold $6,936,672 of investment securities.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio, the U.S. Treasury Money Fund, the Money Market Fund, and the U.S. Government and Mortgage Securities Fund. The Adviser supervises the provision of similar services by OppenheimerFunds, Inc., sub-adviser to the Strategic Income Fund, the Growth Opportunities Fund, and the Global Growth Fund; by Madison Investment Advisors, Inc., sub-adviser to the American Enterprise Bond Fund, the Balanced Fund and the Strategic Growth Fund; by Pilgrim Baxter & Associates Ltd., sub-adviser to the Value Fund; by Turner Investment Partners, sub-adviser to the Emerging Growth Fund; and by Barclays Global Fund Advisors, adviser to the Master Portfolio in which the S&P 500 Index Fund invests. The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .50% of average daily net assets. Due to the voluntary expense waiver in effect during the year ended December 31, 2003, management fees due the Adviser were reduced by $37,270. The Adviser also absorbed $20,005 of other Fund expenses during the year.

The Portfolio invests in specific Atlas Funds that have varied expense and fee levels. Due to the vacillating proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corp. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

At December 31, 2003 Golden West Financial Corp. owned 75,785 shares of the Money Market Fund, 125,000 shares of the Value Fund, 1,000 shares of the S&P 500 Index Fund, and 115,723 shares of the Emerging Growth Fund.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Atlas Insurance Trust:

We have audited the accompanying statement of net assets of Atlas Insurance Trust comprising the Atlas Balanced Growth Portfolio (the "Trust") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Atlas Insurance Trust comprising the Atlas Balanced Growth Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Oakland, California
February 20, 2004

ATLAS BALANCED GROWTH PORTFOLIO
TRUSTEES AND OFFICERS                                                (UNAUDITED)

The Trustees and principal officers of Atlas Insurance Trust (the "Trust"), their business addresses, positions held, length of time served, principal occupations for the past five years and other directorships held are set forth in the following table.

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                               TERM OF           PRINCIPAL                     PORTFOLIOS IN     OTHER
NAME,                         POSITION(S)      OFFICE AND        OCCUPATION(S)                 TRUST COMPLEX     DIRECTORSHIPS
ADDRESS,                      HELD WITH        LENGTH OF         DURING PAST                   OVERSEEN BY       HELD BY
AND AGE                       TRUST            TIME SERVED       5 YEARS                       TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Marion O. Sandler, 73         Trustee          Since 9/1997      Chairman of the Board and     Atlas Insurance   Atlas Assets, Inc.
1901 Harrison Street          President and    Since 9/1997      Chief Executive Officer of    Trust - 1         ("the Atlas
Oakland, CA 94612             Chief Executive                    World Savings Bank, FSB                         Funds")
                              Officer          Term of Offices:  ("World Savings"), Golden     Atlas Assets,
                                               Continuous        West Financial Corporation    Inc. - 16
                                                                 ("GWFC"), Atlas Securities,
                                                                 Inc. ("Distributor") and
                                                                 Atlas Advisers, Inc.
                                                                 ("Adviser")

Russell W. Kettell, 59        Trustee          Since 9/1997      President of GWFC and Senior  Atlas Insurance   Atlas Assets, Inc.
1901 Harrison Street                                             Executive Vice President of   Trust - 1
Oakland, CA 94612                              Term:             World Savings
                                               Continuous                                      Atlas Assets,
                                                                                               Inc. - 16

DISINTERESTED TRUSTEES

                                                                                               NUMBER OF
                                               TERM OF           PRINCIPAL                     PORTFOLIOS IN     OTHER
NAME,                         POSITION(S)      OFFICE AND        OCCUPATION(S)                 TRUST COMPLEX     DIRECTORSHIPS
ADDRESS,                      HELD WITH        LENGTH OF         DURING PAST                   OVERSEEN BY       HELD BY
AND AGE                       TRUST            TIME SERVED       5 YEARS                       TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. Bond, 57           Trustee          Since 9/1997      Certified Public              Atlas Insurance   Atlas Assets, Inc.
Hood and Strong LLP                                              Accountant/Tax Partner of     Trust - 1
60 Spear Street, Suite 400                     Term:             Hood and Strong LLC
San Francisco, CA 94105                        Continuous                                      Atlas Assets,
                                                                                               Inc. - 16

Daniel L. Rubinfeld, 58       Trustee          Since 3/1999      Professor of Law and          Atlas Insurance   Atlas Assets, Inc.
University of California                                         Economics, University of      Trust - 1
School of Law                                  Term:             California, Berkeley.
788 Boalt Hall                                 Continuous        Independent Consultant        Atlas Assets,
Berkeley, CA 94720                                                                             Inc. - 16

David J. Teece, 55            Trustee          Since 9/1997      Professor, Haas School of     Atlas Insurance   Atlas Assets, Inc.,
University of California                                         Business and Director,        Trust - 1         LECG Corp.: a
IMIO #1930                                     Term:             Institute of Management,                        professional
Haas School of Business                        Continuous        Innovation and Organization,  Atlas Assets,     services firm
S-402                                                            University of California,     Inc. - 16
Berkeley, CA 94720                                               Berkeley

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                               TERM OF           PRINCIPAL                     PORTFOLIOS IN     OTHER
NAME,                         POSITION(S)      OFFICE AND        OCCUPATION(S)                 TRUST COMPLEX     DIRECTORSHIPS
ADDRESS,                      HELD WITH        LENGTH OF         DURING PAST                   OVERSEEN BY       HELD BY
AND AGE                       TRUST            TIME SERVED       5 YEARS                       OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
W. Lawrence Key, 50           Group Senior     Since 9/2001      September 2001 to December    Atlas Insurance   None
794 Davis Street              Vice President                     31, 2003 - Group Senior Vice  Trust - 1
San Leandro, CA 94577         and Chief        Term of Offices:  President and Chief
                              Operating        Continuous        Operating Officer of the      Atlas Assets,
                              Officer                            Atlas Funds, the Trust, the   Inc. - 16
                                                                 Adviser and the Distributor;
                                                                 May 2000 - August 2001 -
                                                                 Group Senior Vice President
                                                                 of the Distributor; August
                                                                 1993 - April 2000 - Senior
                                                                 Vice President of the
                                                                 Distributor

Joseph M. O'Donnell, 49       Vice President,  Since 10/2001     October 2001 to present -     Atlas Insurance   None
794 Davis Street              Chief Legal                        Vice President, Chief Legal   Trust - 1
San Leandro, CA 94577         Counsel, Chief   Term of Offices:  Counsel, Chief Compliance
                              Compliance       Continuous        Officer and Secretary of the  Atlas Assets,
                              Officer and                        Atlas Funds, the Trust, the   Inc. - 16
                              Secretary                          Adviser and the Distributor;
                                                                 August 1999 - May 2001 -
                                                                 Chief Operating Officer and
                                                                 General Counsel of Matthews
                                                                 International Capital
                                                                 Management, LLC, San
                                                                 Francisco, CA; 1997 - 1999 -
                                                                 Vice President/Legal of SEI
                                                                 Investments Co., Inc., Oaks,
                                                                 PA

Gene Johnson, 51              Vice President   Since 1/2000      January 2000 to present -     Atlas Insurance   None
794 Davis Street              and Treasurer    Since 7/1998      Vice President of the Atlas   Trust - 1
San Leandro, CA 94577                                            Funds, the Trust and the
                                               Term of Offices:  Adviser; July 1998 to         Atlas Assets,
                                               Continuous        present - Treasurer of the    Inc. - 16
                                                                 Atlas Funds and the Trust;
                                                                 July 1998 - December 1999 -
                                                                 Assistant Vice President of
                                                                 the Atlas Funds and the
                                                                 Trust

ITEM 2. CODE OF ETHICS.

  As of December 31, 2003, the Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer and Principal Financial Officer. For the year ended December 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this Form N-CSR under Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Barbara A. Bond, who is "independent" as defined in Item 3 of Form N-CSR. Ms. Bond serves as Chair of the Registrant's Audit Committee. In addition, Ms. Bond is a Certified Public Accountant and a partner of Hood & Strong LLP, a firm of Certified Public Accountants located in San Francisco, California.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountants, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2003 and 2002 were $2,309 and $14,025, respectively.
     (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003 or 2002.
     (c) TAX FEES: The aggregate fees billed for professional services rendered by Deloitte & Touche LLP for tax compliance, tax advice, and tax planning for 2003 and 2002 were $3,254 and $3,457, respectively. Such services included the review of excise tax distribution requirement calculations, preparation of federal and California regulated investment company income tax return, federal excise tax returns and preparation of requests for filing extensions.
     (d) ALL OTHER FEES: The aggregate fees billed for professional services rendered by its independent auditors, Deloitte & Touche LLP for products and services, other than the services reported in paragraphs
         (a) through (c) of this Item for 2003 was $5,147. Such services were for providing of certain disclosure control and internal control consulting services in connection with Section 302 of the Sarbanes-Oxley Act of 2002, concluding in the creation of an Assessments Database for documenting and managing the control assessment process. No such fees were billed to the Registrant by Deloitte & Touche LLP for 2002.
     (e) (1)The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.
     (f) Not applicable.
     (g) The aggregate non-audit fees billed for professional services rendered to the registrant by its independent auditors, Deloitte & Touche LLP for 2003 was $5,147. No such services were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Not applicable.

ITEM 5.  LISTED COMPANY AUDIT COMMITTEES.

  Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

       (a) Within the 90-day period immediately preceding the filing of this Report, the Registrant's Chief Executive Officer and Principal Financial Officer have each evaluated the effectiveness of the Registrant's "Disclosure Controls and Procedures" and have concluded that they were effective based on evaluation.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a) Code of Ethics is attached.

     (b) Certification letters are attached.

     (c) Section 906 Certifications are attached.


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   Atlas Insurance Trust

   By: /S/ W. Lawrence Key
  ------------------------------------
              W. Lawrence Key
Executive Vice President & Chief Operating Officer
          (as Principal Executive Officer)

Date: March 2, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       By: /S/ W. Lawrence Key
    -----------------------------------------
                    W. Lawrence Key
    Executive Vice President & Chief Operating Officer
              (as Principal Executive Officer)

    Date: March 2, 2004


       By: /S/ Gene A. Johnson
    -------------------------------------------------------
                   Gene A. Johnson
             Vice President & Treasurer
          (as Principal Financial Officer)

     Date: March 2, 2004